Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted share rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2020 (in shares)	50,915,461
Granted (in shares)	23,504,261
Vested (in shares)	(26,643,385)
Canceled or forfeited (in shares)	(1,544,567)
Nonvested at December 31, 2020 (in shares)	46,231,770	50,915,461
Weighted- average grant-date fair value
Nonvested at January 1, 2020 (in dollars per share)	$ 52.30
Granted (in dollars per share)	42.53	$ 49.32	$ 58.47
Vested (in dollars per share)	54.22
Canceled or forfeited (in dollars per share)	49.95
Nonvested at December 31, 2020 (in dollars per share)	$ 46.30	$ 52.30
Cost amount to holders of incentive compensation share plans	$ 0
Unrecognized compensation cost related to nonvested awards	$ 890,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 4 months 24 days
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value	$ 981,000,000	$ 773,000,000	$ 824,000,000
Long-term incentive compensation plans [Member] | Maximum [Member]
Weighted- average grant-date fair value
Award vesting period	5 years
Long-term incentive compensation plans [Member] | Minimum [Member]
Weighted- average grant-date fair value
Award vesting period	3 years